CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
CONSOLIDATED STATEMENTS OF OPERATIONS
Contract revenue	$ 273,352,000	$ 208,941,000	$ 135,103,000
Direct costs of contract revenue (inclusive of directly related depreciation and amortization):
Salaries and wages	44,743,000	39,024,000	31,880,000
Subcontractor services and other direct costs	151,919,000	104,236,000	50,200,000
Total direct costs of contract revenue	196,662,000	143,260,000	82,080,000
General and administrative expenses:
Salaries and wages, payroll taxes and employee benefits	36,534,000	31,084,000	25,741,000
Facilities and facility related	4,624,000	4,085,000	4,246,000
Stock-based compensation	2,774,000	1,239,000	777,000
Depreciation and amortization	3,949,000	3,204,000	2,072,000
Other	15,105,000	14,525,000	12,657,000
Total general and administrative expenses	62,986,000	54,137,000	45,493,000
Income from operations	13,704,000	11,544,000	7,530,000
Other income (expense):
Interest expense, net	(111,000)	(179,000)	(207,000)
Other, net	98,000	2,000	18,000
Total other expense, net	(13,000)	(177,000)	(189,000)
Income before income taxes	13,691,000	11,367,000	7,341,000
Income tax (benefit) expense	1,562,000	3,068,000	3,082,000
Net income	$ 12,129,000	$ 8,299,000	$ 4,259,000
Earnings per share:
Basic (in dollars per share)	$ 1.42	$ 1.01	$ 0.54
Diluted (in dollars per share)	$ 1.32	$ 0.97	$ 0.52
Weighted-average shares outstanding:
Basic (in shares)	8,541,000	8,219,000	7,834,000
Diluted (in shares)	9,155,000	8,565,000	8,113,000